Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by the Dodd-Frank Act and Item 402(v) of Regulation S-K, the Pay Versus Performance disclosure that follows provides information about the relationship between (i) Compensation Actually Paid, as calculated in accordance with Item 402(v) of Regulation S-K (“CAP”) to our Principal Executive Officer (“PEO”) and non-PEO NEOs, and (ii) certain financial performance measures of the Company. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For further information concerning TrustCo’s pay-for-performance philosophy and how the Company aligns executive compensation with performance, please see the Compensation Discussion and Analysis beginning on page 18 of this proxy statement.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income (in millions)(7) ($)	ROAA(8) (%)
2024	2,853,652	3,002,875	1,290,362	1,335,359	96.84	106.14	48,833	0.80
2023	3,060,935	2,670,974	1,275,501	1,128,333	86.00	101.16	58,646	0.97
2022	3,354,577	3,780,453	1,559,192	1,719,234	98.11	98.38	75,234	1.22
2021	3,184,330	3,402,912	1,464,713	1,612,100	83.44	118.61	61,519	1.01
2020	3,157,062	2,752,130	1,595,503	1,451,187	80.26	87.24	52,452	0.94

(1)
The amounts reported in this column reflect the total compensation reported for Mr. McCormick, our Chairman, President and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Payments and Awards – 2024 Summary Compensation Table.

(2)
The amounts reported in this column represent the amount of Compensation Actually Paid to Mr. McCormick, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. McCormick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McCormick’s total compensation for each year to determine the Compensation Actually Paid:

		Principal Executive Officer – Compensation Adjustments
Years	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Aggregate Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Aggregate Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to PEO ($)
2024	2,853,652	(950,021)	1,099,244	—	—	3,002,875
2023	3,060,935	(999,995)	640,268	(30,234)	—	2,670,974
2022	3,354,577	(725,004)	1,150,880	—	—	3,780,453
2021	3,184,330	(875,026)	1,093,608	—	—	3,402,912
2020	3,157,062	(725,004)	400,066	(79,994)	—	2,752,130

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company has not granted any option awards since 2015.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Principal Executive Officer – Equity Adjustments
Years	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2024	870,091	99,578	—	129,575	—	—	1,099,244
2023	1,080,354	(232,334)	—	(207,752)	—	—	640,268
2022	716,427	197,933	—	236,520	—	—	1,150,880
2021	863,362	228,725	—	1,521	—	—	1,093,608
2020	767,584	(212,602)	—	(154,916)	—	—	400,066

(c)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)	No adjustment for pension benefits is included in the table above.
(3)
The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. McCormick) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McCormick) included for purposes of calculating the average amounts in each applicable year are as follows: Michael M. Ozimek, Scot R. Salvador, Robert M. Leonard, and Kevin M. Curley.

(4)
The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. McCormick), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned or paid to the NEOs as a group (excluding Mr. McCormick) during the applicable year. In accordance with the requirements of item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. McCormick) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Footnote 2.

		Non-PEO Named Executive Officers – Compensation Adjustments
Years	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Non -PEO NEOs ($)
2024	1,290,362	(225,012)	265,602	—	4,407	1,335,359
2023	1,275,501	(193,762)	59,753	(15,883)	2,724	1,128,333
2022	1,559,192	(275,027)	430,930	—	4,139	1,719,234
2021	1,464,713	(275,026)	358,694	—	63,719	1,612,100
2020	1,595,503	(275,003)	159,290	(46,592)	17,989	1,451,187

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

			Non-PEO Named Executive Officers – Equity Adjustments
Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	206,081	25,993	—	33,528	—	—	265,602
2023	222,085	(80,057)	—	(82,275)	—	—	59,753
2022	271,776	68,828	—	90,326	—	—	430,930
2021	271,360	86,753	—	581	—	—	358,694
2020	291,171	(79,828)	—	(52,053)	—	—	159,290

(b)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Non-PEO Named Executive Officers – Pension Adjustments		Total Average Pension Benefit Adjustments ($)
	Average Service Cost ($)	Average Prior Service Cost ($)
2024	4,407	—	4,407
2023	2,724	—	2,724
2022	4,139	—	4,139
2021	14,431	49,288	63,719
2020	17,989	—	17,989

(5)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period versus the beginning of the measurement period. “Measurement period” is defined as: for 2020, the one-year period from market close on December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; for 2022, the three-year period from market close on December 31, 2019 through December 31, 2022; for 2023, the four-year period from market close on December 31, 2019 through December 31, 2023; and for 2024, the five-year period from market close on December 31, 2019 through December 31, 2024.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Banks. “Measurement period” is defined as: for 2020, the one-year period from market close on December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; for 2022, the three-year period from market close on December 31, 2019 through December 31, 2022; for 2023, the four-year period from market close on December 31, 2019 through December 31, 2024; and for 2024, the five-year period from market close on December 31, 2019 through December 31, 2024.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
For each applicable year, ROAA is defined as that year’s net income as a percentage of average total assets for such year. While TrustCo uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, TrustCo has determined that ROAA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link Compensation Actually Paid to the Company’s NEO’s, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	ROAA
Named Executive Officers, Footnote
(1)
The amounts reported in this column reflect the total compensation reported for Mr. McCormick, our Chairman, President and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Payments and Awards – 2024 Summary Compensation Table.

(3)
The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. McCormick) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McCormick) included for purposes of calculating the average amounts in each applicable year are as follows: Michael M. Ozimek, Scot R. Salvador, Robert M. Leonard, and Kevin M. Curley.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Banks. “Measurement period” is defined as: for 2020, the one-year period from market close on December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; for 2022, the three-year period from market close on December 31, 2019 through December 31, 2022; for 2023, the four-year period from market close on December 31, 2019 through December 31, 2024; and for 2024, the five-year period from market close on December 31, 2019 through December 31, 2024.

PEO Total Compensation Amount	$ 2,853,652	$ 3,060,935	$ 3,354,577	$ 3,184,330	$ 3,157,062
PEO Actually Paid Compensation Amount	$ 3,002,875	2,670,974	3,780,453	3,402,912	2,752,130
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the amount of Compensation Actually Paid to Mr. McCormick, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. McCormick during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McCormick’s total compensation for each year to determine the Compensation Actually Paid:

		Principal Executive Officer – Compensation Adjustments
Years	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Aggregate Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Aggregate Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to PEO ($)
2024	2,853,652	(950,021)	1,099,244	—	—	3,002,875
2023	3,060,935	(999,995)	640,268	(30,234)	—	2,670,974
2022	3,354,577	(725,004)	1,150,880	—	—	3,780,453
2021	3,184,330	(875,026)	1,093,608	—	—	3,402,912
2020	3,157,062	(725,004)	400,066	(79,994)	—	2,752,130

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company has not granted any option awards since 2015.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Principal Executive Officer – Equity Adjustments
Years	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2024	870,091	99,578	—	129,575	—	—	1,099,244
2023	1,080,354	(232,334)	—	(207,752)	—	—	640,268
2022	716,427	197,933	—	236,520	—	—	1,150,880
2021	863,362	228,725	—	1,521	—	—	1,093,608
2020	767,584	(212,602)	—	(154,916)	—	—	400,066

(c)	The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)	No adjustment for pension benefits is included in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 1,290,362	1,275,501	1,559,192	1,464,713	1,595,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,335,359	1,128,333	1,719,234	1,612,100	1,451,187
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. McCormick), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned or paid to the NEOs as a group (excluding Mr. McCormick) during the applicable year. In accordance with the requirements of item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. McCormick) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Footnote 2.

		Non-PEO Named Executive Officers – Compensation Adjustments
Years	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Non -PEO NEOs ($)
2024	1,290,362	(225,012)	265,602	—	4,407	1,335,359
2023	1,275,501	(193,762)	59,753	(15,883)	2,724	1,128,333
2022	1,559,192	(275,027)	430,930	—	4,139	1,719,234
2021	1,464,713	(275,026)	358,694	—	63,719	1,612,100
2020	1,595,503	(275,003)	159,290	(46,592)	17,989	1,451,187

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

			Non-PEO Named Executive Officers – Equity Adjustments
Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	206,081	25,993	—	33,528	—	—	265,602
2023	222,085	(80,057)	—	(82,275)	—	—	59,753
2022	271,776	68,828	—	90,326	—	—	430,930
2021	271,360	86,753	—	581	—	—	358,694
2020	291,171	(79,828)	—	(52,053)	—	—	159,290

(b)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Non-PEO Named Executive Officers – Pension Adjustments		Total Average Pension Benefit Adjustments ($)
	Average Service Cost ($)	Average Prior Service Cost ($)
2024	4,407	—	4,407
2023	2,724	—	2,724
2022	4,139	—	4,139
2021	14,431	49,288	63,719
2020	17,989	—	17,989

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by TrustCo to link Compensation Actually Paid to NEOs for the most recent fiscal year, to the Company’s performance are as follows:
•	Return on Average Assets
•	Adjusted Efficiency Ratio
•	Tier 1 Risk-Based Capital Ratio
•	Return on Average Equity
•	Earnings per Share
•	Nonperforming Loans to Total Loans

Total Shareholder Return Amount	$ 96.84	86	98.11	83.44	80.26
Peer Group Total Shareholder Return Amount	106.14	101.16	98.38	118.61	87.24
Net Income (Loss)	$ 48,833,000,000	$ 58,646,000,000	$ 75,234,000,000	$ 61,519,000,000	$ 52,452,000,000
Company Selected Measure Amount	0.008	0.0097	0.0122	0.0101	0.0094
PEO Name	Mr. McCormick	Mr. McCormick	Mr. McCormick	Mr. McCormick	Mr. McCormick
Pension Benefits Adjustments, Footnote
(b)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Non-PEO Named Executive Officers – Pension Adjustments		Total Average Pension Benefit Adjustments ($)
	Average Service Cost ($)	Average Prior Service Cost ($)
2024	4,407	—	4,407
2023	2,724	—	2,724
2022	4,139	—	4,139
2021	14,431	49,288	63,719
2020	17,989	—	17,989

Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Principal Executive Officer – Equity Adjustments
Years	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2024	870,091	99,578	—	129,575	—	—	1,099,244
2023	1,080,354	(232,334)	—	(207,752)	—	—	640,268
2022	716,427	197,933	—	236,520	—	—	1,150,880
2021	863,362	228,725	—	1,521	—	—	1,093,608
2020	767,584	(212,602)	—	(154,916)	—	—	400,066

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

			Non-PEO Named Executive Officers – Equity Adjustments
Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	206,081	25,993	—	33,528	—	—	265,602
2023	222,085	(80,057)	—	(82,275)	—	—	59,753
2022	271,776	68,828	—	90,326	—	—	430,930
2021	271,360	86,753	—	581	—	—	358,694
2020	291,171	(79,828)	—	(52,053)	—	—	159,290

Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Tier 1 Risk-Based Capital Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 6
Pay vs Performance Disclosure
Name	Nonperforming Loans to Total Loans
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (30,234)	$ 0	$ 0	$ (79,994)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(950,021)	(999,995)	(725,004)	(875,026)	(725,004)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,244	640,268	1,150,880	1,093,608	400,066
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	870,091	1,080,354	716,427	863,362	767,584
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,578	(232,334)	197,933	228,725	(212,602)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,575	(207,752)	236,520	1,521	(154,916)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(15,883)	0	0	(46,592)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,407	2,724	4,139	63,719	17,989
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,407	2,724	4,139	14,431	17,989
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	49,288	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,012)	(193,762)	(275,027)	(275,026)	(275,003)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,602	59,753	430,930	358,694	159,290
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,081	222,085	271,776	271,360	291,171
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,993	(80,057)	68,828	86,753	(79,828)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,528	(82,275)	90,326	581	(52,053)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0